Deposits Due To Customers Details of deposits sorted by interest type (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)
Disclosure of deposits from customers [Line Items]
Total	₩ 234,695,084	$ 219,871,357	₩ 221,020,411
Present value discount
Disclosure of deposits from customers [Line Items]
Total	(40,010)		(27,927)
Deposits in foreign currencies | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Total	23,682,896		21,453,096
KRW [Member] | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Total	211,052,198		199,595,242
KRW [Member] | Demand deposits | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Total	9,349,070		9,491,680
KRW [Member] | Time deposits | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Total	194,292,679		183,723,369
KRW [Member] | Mutual funds | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Total	34,055		37,128
KRW [Member] | Deposits on notes payables | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Total	1,323,679		943,446
KRW [Member] | Deposits on CMA | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Total	164,431		203,013
KRW [Member] | Certificate of deposits | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Total	4,436,443		3,836,430
KRW [Member] | Other deposits | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Total	₩ 1,451,841		₩ 1,360,176